Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator for earnings per share:
Net income attributable to the Company's ordinary shareholders		$ 864,722	$ 2,932,363	$ 3,202,212
Denominator for basic and diluted earnings per share:
Basic and weighated average ordinary shares	[1]	11,752,180	10,000,000	10,000,000
Per share amount
Per share - basic		$ 0.07	$ 0.29	$ 0.32

[1]	The share amounts are presented on a retroactive basis.